Tax (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 9 Financial Instruments including the early adoption of Prepayment Features with Negative Compensation (Amendments to IFRS 9), IFRS 15 Revenue from Contracts with Customers and the amendments to IFRS 2 Share-based Payment from 1 January 2018.
Deferred tax assets		£ 2,970	£ 3,352	[1]
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate		31.40%	86.80%		15.90%
Applicable tax rate		19.00%	19.25%		20.00%
Other		£ 27	£ (7)	[2]	£ 47	[2]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		138	753
Deferred tax assets		2,970	3,352	[3]
Deferred tax liabilities		0	0	[3]
Unused tax credits for which no deferred tax asset recognised		203	546
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		£ 500	100
Barclays Bank Group [member] | Other equity instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other	[4]		0
Barclays Bank Group [member] | IAS 12 [member] | Additional Tier 1 securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		Effective from 1 January 2019, a change in accounting standards requires the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, to be included in the income statement tax charge. The Barclays Bank Group currently includes the tax credit associated with deductions for payments made under Additional Tier 1 instruments as a movement in reserves. This accounting change will result in that tax credit being included in the income statement tax charge, and this will have the effect of reducing the Barclays Bank Group’s effective tax rate from 2019.
Tax effect from change in tax rate		£ (174)
UK Legislation enacted [member] | Barclays Bank Group [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		17.00%
Intermediate Holding Company - IHC Tax Group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 1,454	1,413
US Branch Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,087	1,234
UK Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3	413
Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		426	292
After more than 12 months [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,193	3,363
Deferred tax liabilities		791	486
Within five years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		240	409
Within six to ten years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		259	193
Within eleven to twenty years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		948	2,016
Indefinitely [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		18,867	15,301
Temporary differences [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		155	157
Unused tax losses [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		16,313	17,919
Unused tax losses [member] | Intermediate Holding Company - IHC Tax Group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		221	286
Unused tax losses [member] | US Branch Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		167	283
Unused tax losses [member] | Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		142	27
Capital losses [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		3,225	3,126
Loss in current or prior year [member] | Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 245	£ 218

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[4]	For further details refer to Note 30 .